Fair Value Measurements Nonrecurring (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	$ 672,371		$ 1,452,236
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	121,092	[1]	658,091
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	0	[1]	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	49,619	[1]	642,437
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	71,473	[1]	15,654
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	9,123	[2]
Collateral dependent loans	907		48,048
Other Real Estate Owned, Fair Value Disclosure	7,009	[3]	30,817
Mortgage servicing rights	448,925	[2]	320,901	[2]
Fair Value, Measurements, Nonrecurring [Member] | Change During Period, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	424	[2]
Collateral dependent loans	248		6,163
Other Real Estate Owned, Fair Value Disclosure	2,008	[3]	6,230
Mortgage servicing rights	(94,951)	[2]	63,508	[2]
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	0
Collateral dependent loans	0		0
Other Real Estate Owned, Fair Value Disclosure	0	[3]	0
Mortgage servicing rights			0	[2]
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	0
Collateral dependent loans	0		0
Other Real Estate Owned, Fair Value Disclosure	0	[3]	4,030
Mortgage servicing rights	0	[2]	0	[2]
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held-for-sale, Fair Value Disclosure	9,123
Collateral dependent loans	907		48,048
Other Real Estate Owned, Fair Value Disclosure	7,009	[3]	26,787
Mortgage servicing rights	448,925		320,901	[2]
Discounted Cash Flow [Member] | Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights	$ 448,925		$ 320,901

[1]	(1)The carrying value of loans held for sale excludes $672,371 and $1,452,236 in loans measured at fair value on a recurring basis as of December 31, 2013 and 2012, respectively.
[2]	(2)The fair value for mortgage servicing rights represents the value of the impaired strata with impairment or recoveries on previous valuation allowances.
[3]	(1)Gains and losses resulting from subsequent measurement of OREO is included in the consolidated statements of income as general and administrative expense. OREO is included in other assets in the consolidated balance sheets.